CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Current assets
Cash	$ 258,509	$ 979,549
Accounts receivable, net	343,181	205,846
Prepaid Expenses and other receivables	312,136	263,994
Total Current Assets	913,826	1,449,389
Property and equipment, net	9,971	4,582
Intangible asset, net	49,787	67,786
Total Assets	973,584	1,521,757
Current liabilities
Accounts payable	257,504	50,060
Accrued expenses	46,626	259,067
Deferred revenue	609,698	58,335
Note payable - related party	22,527
Accrued interest	7,030
Total Current Liabilities	943,385	367,462
Note payable – related party, net of current portion	217,156
Other liability – related party	9,973	9,973
Total Liabilities	1,170,514	377,435
Stockholders’ equity
Common Stock $0.0001 par value; 10,000,000 authorized shares; 9,959,996 shares issued and outstanding as of December 31, 2022 and 2021	996	996
Additional paid in capital	3,335,893	3,208,632
Accumulated deficit	(3,534,269)	(2,065,756)
Total Shareholders’ Deficit	(196,930)	1,144,322
Total Liabilities and Shareholders’ Deficit	973,584	1,521,757
Allrites Holdings Pte Ltd And Subsidiaries [Member] | Series A-1 Preferred Stock [Member]
Stockholders’ equity
Preferred Stock	150	150
Allrites Holdings Pte Ltd And Subsidiaries [Member] | Series Seed 2 Preferred Stock [Member]
Stockholders’ equity
Preferred Stock	$ 300	$ 300